INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INSURANCE CONTRACTS

21)	INSURANCE CONTRACTS

a)	Insurance contract liabilities

	R$ thousands
	On December 31, 2025			On December 31, 2024
	PAA	BBA/VFA	Total	PAA	BBA/VFA	Total
Liability for remaining coverage (LRC)	2,705,391	400,033,295	402,738,686	3,413,117	359,997,742	363,410,859
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	-	376,309,243	376,309,243	-	333,588,968	333,588,968
Non-financial risk adjustment (RA)	-	1,419,950	1,419,950	-	1,713,661	1,713,661
- Contractual service margin (CSM)	-	22,304,102	22,304,102	-	24,695,113	24,695,113
- Premium allocation approach (PAA)	2,705,391	-	2,705,391	3,413,117	-	3,413,117
Liability for incurred claims	15,034,052	1,942,738	16,976,790	13,527,747	1,854,214	15,381,961
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	14,602,721	1,875,947	16,478,668	13,109,372	1,788,775	14,898,147
Non-financial risk adjustment (RA)	431,331	66,791	498,122	418,375	65,439	483,814
Total Insurance contract liabilities	17,739,443	401,976,033	419,715,476	16,940,864	361,851,956	378,792,820

b)	Remaining coverage for general model (BBA)/variable fee approach (VFA)

	R$ thousands
	On December 31, 2025			On December 31, 2024
	Non-Onerous Contracts	Onerous contracts	Total	Non-Onerous Contracts	Onerous contracts	Total
Present value of estimated future cash outflows	442,481,502	29,420,780	471,902,282	415,934,920	32,862,946	448,797,866
- Acquisition costs	4,114,779	94,408	4,209,187	3,789,618	119,449	3,909,067
- Claims and other directly attributable expenses	438,366,723	29,326,372	467,693,095	412,145,302	32,743,497	444,888,799
Present value of estimated future cash inflows	(91,025,507)	(4,567,532)	(95,593,039)	(109,275,236)	(5,933,662)	(115,208,898)
Non-financial risk adjustment	792,866	627,084	1,419,950	926,022	787,639	1,713,661
Contractual Service Margin	22,189,750	114,352	22,304,102	24,594,993	100,120	24,695,113
Total remaining coverage of the general model/variable rate model	374,438,611	25,594,684	400,033,295	332,180,699	27,817,043	359,997,742

c)	Realization of contractual service margin

	R$ thousands
	Due within one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Issued Insurance Contracts
- Insurance Contract	3,096,388	2,627,326	2,196,746	1,874,844	1,905,095	10,603,703	22,304,102
General model/variable fee approach on December 31, 2025	3,096,388	2,627,326	2,196,746	1,874,844	1,905,095	10,603,703	22,304,102
Issued Insurance Contracts
- Insurance Contract	2,450,329	2,180,759	1,840,336	1,603,463	1,410,985	15,209,241	24,695,113
General model/variable fee approach on December 31, 2024	2,450,329	2,180,759	1,840,336	1,603,463	1,410,985	15,209,241	24,695,113

d)	Changes of the liability for remaining coverage (LCR) and claims incurred

Recognized values for coverage	R$ thousands
	BBA/VFA					PAA	Total
	Excluding Loss Component			Loss Component	TOTAL BBA/VFA	-Premium allocation approach
	BEL	AR	CSM	BEL
Opening balances on January 1	326,129,277	1,713,661	24,695,113	7,459,691	359,997,742	3,413,117	363,410,859
Changes related to current period (Insurance revenue)	(5,574,087)	(183,388)	(1,777,555)	-	(7,535,030)	(53,576,235)	(61,111,265)
Total retrospective method contracts	(558,471)	(23,137)	(554,386)	-	(1,135,994)	-	(1,135,994)
Fair value method contracts	(3,925,741)	(111,194)	(470,583)	-	(4,507,518)	-	(4,507,518)
Issuance of contracts after transition (Other contracts)	(1,071,914)	(49,057)	(752,586)	-	(1,873,557)	-	(1,873,557)
Appropriation related to best output estimate	(17,961)	-	-	-	(17,961)	-	(17,961)
Appropriation relating to contracts premium allocation approach	-	-	-	-	-	(53,576,235)	(53,576,235)
Technical changes related to future periods	6,852,561	(258,151)	(1,861,042)	2	4,733,370	(3,923,166)	810,204
Changes in estimates that adjust the contractual service margin	9,089,018	(396,880)	(8,714,884)	2	(22,744)	-	(22,744)
Changes in estimates that do not adjust the contractual service margin (OCI)	(1,417,395)	(47,963)	-	-	(1,465,358)	-	(1,465,358)
Appropriation/constitution regarding best output estimate	5,488	-	903,627	-	909,115	-	909,115
Contracts initially recognized in the period	(824,550)	186,692	5,950,215	-	5,312,357	(3,923,166)	1,389,191
Insurance expenses	254,253	-	-	247,134	501,387	4,454,622	4,956,009
Constitution of onerous contracts	-	-	-	247,134	247,134	-	247,134
Acquisition cost	254,253	-	-	-	254,253	4,454,622	4,708,875
Financial expenses	45,340,000	147,828	1,247,586	61,345	46,796,759	-	46,796,759
Financial expenses of insurance contracts	45,340,000	147,828	1,247,586	61,345	46,796,759	-	46,796,759
Cash flows	(4,460,933)	-	-	-	(4,460,933)	52,337,053	47,876,120
Premiums received	43,647,318	-	-	-	43,647,318	56,622,055	100,269,373
Investment component	(47,689,292)	-	-	-	(47,689,292)	-	(47,689,292)
Insurance acquisition costs cash flow	(418,959)	-	-	-	(418,959)	(4,285,002)	(4,703,961)
Balance on December 31, 2025	368,541,071	1,419,950	22,304,102	7,768,172	400,033,295	2,705,391	402,738,686

Recognized values for coverage	R$ thousands
	BBA/VFA					PAA	Total
	Excluding Loss Component			Loss Component	TOTAL BBA/VFA	-Premium allocation approach
	BEL	AR	CSM	BEL
Opening balances on January 1	295,007,749	1,832,047	24,414,758	6,637,197	327,891,751	3,256,881	331,148,632
Changes related to current period (Insurance revenue)	(5,297,914)	(168,464)	(2,328,612)	-	(7,794,990)	(49,545,938)	(57,340,928)
Total retrospective method contracts	(596,582)	(30,954)	(947,502)	-	(1,575,038)	-	(1,575,038)
Fair value method contracts	(3,979,828)	(114,747)	(858,995)	-	(4,953,570)	-	(4,953,570)
Issuance of contracts after transition (Other contracts)	(678,657)	(22,763)	(522,115)	-	(1,223,535)	-	(1,223,535)
Appropriation related to best output estimate	(42,847)	-	-	-	(42,847)	-	(42,847)
Appropriation relating to contracts premium allocation approach	-	-	-	-	-	(49,545,938)	(49,545,938)
Technical changes related to future periods	(1,221,520)	(71,048)	1,736,361	(512,188)	(68,395)	(618,023)	(686,418)
Changes in estimates that adjust the contractual service margin	4,826,038	(128,048)	(4,692,900)	(512,188)	(507,098)	-	(507,098)
Changes in estimates that do not adjust the contractual service margin (OCI)	(3,443,788)	(106,907)	-	-	(3,550,695)	-	(3,550,695)
Appropriation/constitution regarding best output estimate	3,219	-	1,620,038	-	1,623,257	-	1,623,257
Contracts initially recognized in the period	(2,606,989)	163,907	4,809,223	-	2,366,141	(618,023)	1,748,118
Insurance expenses	224,162	-	-	1,334,682	1,558,844	3,838,715	5,397,559
Constitution of onerous contracts	-	-	-	1,334,682	1,334,682	-	1,334,682
Acquisition cost	224,162	-	-	-	224,162	3,838,715	4,062,877
Financial expenses	28,159,122	121,126	872,606	-	29,152,854	-	29,152,854
Financial expenses of insurance contracts	28,159,122	121,126	872,606	-	29,152,854	-	29,152,854
Cash flows	9,257,678	-	-	-	9,257,678	46,481,482	55,739,160
Premiums received	51,516,743	-	-	-	51,516,743	50,320,197	101,836,940
Investment component	(41,788,964)	-	-	-	(41,788,964)	-	(41,788,964)
Insurance acquisition costs cash flow	(470,101)	-	-	-	(470,101)	(3,838,715)	(4,308,816)
Balance on December 31, 2024	326,129,277	1,713,661	24,695,113	7,459,691	359,997,742	3,413,117	363,410,859

e)	Changes in liabiltiy for incurred claims (LIC)

	R$ thousands
	LIC - BBA e VFA			LIC - PAA			TOTAL LIC
	BEL	RA	Total liability for incurred claims - BBA and VFA	BEL	RA	Total liability for incurred - claims - PAA
Closing balance on December 31, 2023	1,302,911	71,949	1,374,860	11,847,652	421,079	12,268,731	13,643,591
Costs of providing insurance	5,017,325	(8,627)	5,008,698	35,831,413	(5,539)	35,825,874	40,834,572
Claims incurred and other insurance expenses	5,017,325	(8,627)	5,008,698	35,831,413	(5,539)	35,825,874	40,834,572
Liability adjustments for incurred claims	47,381	-	47,381	(60,730)	-	(60,730)	(13,349)
Financial expenses of insurance contracts	113,966	6,708	120,674	837,611	30,374	867,985	988,659
Changes recognized in other comprehensive income	(43,788)	(4,591)	(48,379)	(289,739)	(27,539)	(317,278)	(365,657)
Estimated cash flows	(4,649,020)	-	(4,649,020)	(35,056,836)	-	(35,056,836)	(39,705,856)
Claims and other insurance costs paid	(4,649,020)	-	(4,649,020)	(35,056,836)	-	(35,056,836)	(39,705,856)
Closing balance on December 31, 2024	1,788,775	65,439	1,854,214	13,109,371	418,375	13,527,746	15,381,960
Costs of providing insurance	4,567,752	(7,945)	4,559,807	37,640,301	(32,150)	37,608,151	42,167,958
Claims incurred and other insurance expenses	4,567,752	(7,945)	4,559,807	37,640,301	(32,150)	37,608,151	42,167,958
Liability adjustments for incurred claims	(116,836)	-	(116,836)	(2,253)	-	(2,253)	(119,089)
Financial expenses of insurance contracts	180,693	8,245	188,938	1,292,003	43,205	1,335,208	1,524,146
Changes recognized in other comprehensive income	(4,997)	1,052	(3,945)	(31,013)	1,901	(29,112)	(33,057)
Estimated cash flows	(4,539,440)	-	(4,539,440)	(37,405,688)	-	(37,405,688)	(41,945,128)
Claims and other insurance costs paid	(4,539,440)	-	(4,539,440)	(37,405,688)	-	(37,405,688)	(41,945,128)
Closing balance on December 31, 2025	1,875,947	66,791	1,942,738	14,602,721	431,331	15,034,052	16,976,790

f)	Contractual service margin

	R$ thousands
	Year ended December 31
	2025				2024
	Contracts measured at fair value in transition	Contracts measured the full retrospective method	Issuance of contracts after transition (Other contracts)	Total	Contracts measured at fair value in transition	Contracts measured the full retrospective method	Issuance of contracts after transition (Other contracts)	Total
Opening balances	7,921,046	9,192,926	7,581,141	24,695,113	11,313,062	8,591,633	4,510,063	24,414,758
Changes from the current period	(470,583)	(554,386)	(752,586)	(1,777,555)	(858,995)	(947,502)	(522,115)	(2,328,612)
- Contractual service margin recognized in the period	(470,583)	(554,386)	(752,586)	(1,777,555)	(858,995)	(947,502)	(522,115)	(2,328,612)
Changes in relation to future periods	(1,843,864)	(1,246,122)	1,228,944	(1,861,042)	(2,586,246)	1,126,523	3,196,084	1,736,361
- Contracts initially recognized	255,242	134,585	5,560,388	5,950,215	136,643	53,780	4,618,800	4,809,223
- Changes in estimates that adjust the contractual service margin	(2,099,106)	(1,380,707)	(4,331,444)	(7,811,257)	(2,722,889)	1,072,743	(1,422,716)	(3,072,862)
Total technical changes	(2,314,447)	(1,800,508)	476,358	(3,638,597)	(3,445,241)	179,021	2,673,969	(592,251)
Insurance finance income/(expense)	32,886	392,804	821,896	1,247,586	53,225	422,272	397,109	872,606
Balance on December 31	5,639,485	7,785,222	8,879,395	22,304,102	7,921,046	9,192,926	7,581,141	24,695,113

g)	Changes in other comprehensive income

	R$ thousands
	Year ended December 31
	2025	2024
Opening balances	3,614,624	1,265,455
Changes in other comprehensive income	901,156	2,349,169
Income and expenses recognized in the period in Other comprehensive income	1,498,415	3,916,352
Deferred taxes	(597,259)	(1,567,183)
Balance on December 31	4,515,780	3,614,624

h)	Insurance income

	R$ thousands
	Year ended December 31
	2025	2024	2023
Amounts related to changes in liabilities for remaining coverage (LRC)	61,111,265	57,340,928	51,252,827
Outputs related to general model contracts	5,574,087	5,296,714	4,806,022
Expected claims incurred and Expenses	5,301,873	5,029,705	4,701,972
- Recovery of Acquisition Cash Flow	254,253	224,162	116,814
- Experience Adjustments	17,961	42,847	(12,764)
Non-financial risk adjustment change	183,388	169,664	171,746
Contractual service margin recognized for general model and variable rate	1,777,555	2,328,612	1,656,674
Income related to contracts measured under premium allocation approach	53,576,235	49,545,938	44,618,385
Insurance Revenue	61,111,265	57,340,928	51,252,827

i)	Insurance financial expense

	R$ thousands
	Year ended December 31
	2025	2024	2023
Changes in obligation to pay arising from return on investment	(14,160,134)	(8,459,749)	11,547,973
Interest on monetary adjustment of insurance liabilities	(34,160,771)	(21,681,764)	22,338,084
Amounts recognized in statements of income	(48,320,905)	(30,141,513)	33,886,057
Effect of changes in interest rates	1,498,415	3,916,352	1,871,540
Amounts recognized in other comprehensive income	1,498,415	3,916,352	1,871,540
Financial expenses of insurance contracts	(46,822,490)	(26,225,161)	35,757,597

j)	Claims development

The claims development table is intended to illustrate the inherent insurance risk, comparing claims paid with their respective provisions, starting from the year in which the claim was reported. The upper part of the table shows the variation in the provision over the years. The provision varies as more accurate information regarding the frequency and severity of claims is obtained. The lower part of the table demonstrates the reconciliation of the amounts with the account balances.

Occurrence/Payment	R$ thousands
	Payment year 1	Payment year 2	Payment year 3	Payment year 4	Payment year 5	Payment year 6	Payment year 7	Payment year 8	Payment year 9	Payment year 10
Year of occurrence 1	3,350,667	3,604,249	3,274,280	3,273,808	3,296,445	3,306,163	3,318,327	3,311,737	3,324,954	3,331,002
Year of occurrence 2	3,452,361	3,847,199	3,494,977	3,508,883	3,521,591	3,526,705	3,539,966	3,542,422	3,551,502	-
Year of occurrence 3	3,181,843	3,499,560	3,174,162	3,184,224	3,205,116	3,207,657	3,222,305	3,234,388	-	-
Year of occurrence 4	3,095,780	3,459,562	3,207,486	3,223,295	3,242,090	3,253,282	3,262,688	-	-	-
Year of occurrence 5	3,082,673	3,487,210	3,078,953	3,071,630	3,091,574	3,115,309	-	-	-	-
Year of occurrence 6	4,454,289	4,325,114	4,010,617	4,012,414	4,034,607	-	-	-	-	-
Year of occurrence 7	4,566,465	5,038,121	4,812,415	4,857,834	-	-	-	-	-	-
Year of occurrence 8	4,918,706	5,294,584	5,056,597	-	-	-	-	-	-	-
Year of occurrence 9	5,364,165	5,696,584	-	-	-	-	-	-	-	-
Year of occurrence 10	5,516,396	-	-	-	-	-	-	-	-	-
Payments accumulated up to December 31, 2025	5,516,396	5,696,584	5,056,597	4,857,834	4,034,607	3,115,309	3,262,688	3,234,388	3,551,502	3,331,002
Estimate of claims on December 31, 2025	19,900,189	7,198,107	5,613,467	5,140,266	4,267,857	3,244,240	3,346,298	3,298,429	3,598,850	3,331,002
Estimated claims payable on December 31, 2025	14,383,793	1,501,523	556,870	282,432	233,250	128,931	83,610	64,041	47,348	-

R$ thousands
Estimated claims payable	17,281,798
Adjustment to present value	(1,288,563)
Adjustment for non-financial risk	238,737
Other estimates	744,818
Liabilities for claims incurred on December 31, 2025	16,976,790